Leases - Summary of Amounts Recognized in the Condensed Consolidated Interim Statements of Income of Leases (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation of right-of-use assets:
Depreciation, right-of-use assets	₩ 421,050	₩ 407,338	₩ 410,032
Interest expense on lease liabilities	47,596	50,631	46,595
Land, buildings and structures [member]
Depreciation of right-of-use assets:
Depreciation, right-of-use assets	356,889	343,161	346,931
Others [member]
Depreciation of right-of-use assets:
Depreciation, right-of-use assets	₩ 64,161	₩ 64,177	₩ 63,101